Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,250,000,000.00
Previously Paid Amount	191,375.00
Total Fee Amount	191,375.00
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 1,250,000,000.00
Final Prospectus	true